Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of PriceSpective LLC (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended				1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2012 PriceSpective LLC	Feb. 28, 2012 PriceSpective LLC Customer Relationships	Feb. 28, 2012 PriceSpective LLC Order Backlog	Feb. 28, 2012 PriceSpective LLC Non-compete Agreements
Business Acquisition [Line Items]
Property, plant and equipment					$ 256
Goodwill	360,648		315,441	253,393	42,247 [1]
Intangible asset						10,237	405	392
Cash and cash equivalents					2,311
Accounts receivable					2,662
Unbilled revenue					1,140
Other current assets					236
Current liabilities					(7,788)
Liability arising from contingent consideration arrangement					(15,000)
Net assets acquired					37,098
Cash consideration	93,752	68,995			37,199
Working capital adjustment					(101)
Contingent consideration					15,000
Amount of total consideration					52,098
Liabilities included in preliminary purchase price allocation re contingent consideration					(15,000)
Net assets acquired					$ 37,098

[1]	Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Goodwill related to the US portion of the business acquired is tax deductible.